Interest Rate Swaps (Details) - Interest rate swaps	Dec. 31, 2021 swap	Dec. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, number of instruments held | swap	2
Derivative notional amount | $		$ 35,000,000.0	$ 15,000,000.0
Derivative fixed interest rate		0.78%	2.20%